PREFERRED EQUITY CERTIFICATES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred Equity Certificates [Roll Forward]
Carrying Value December 31, 2020	$ 641,700,000	$ 588,400,000
Redemption	(620,900,000)	0		$ 3,100,000
Foreign Currency Translation	20,800,000	(53,300,000)
Carrying Value June 30, 2021	$ 0	641,700,000	$ 588,400,000
Interest Expense		0	$ 4,900,000	$ 5,200,000
Par value		$ 1.00
Term	30 years	30 years